Financial risk - Non-traded market risk (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Confidence level	99.00%
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.27%)	2.88%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 202.4	$ 34.1
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2.00
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	3.09%	2.88%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 219.7	$ 37.3
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1.00
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(1.22%)	(0.46%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 31.0	$ 19.4
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.25%)	0.81%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 126.7	$ 27.8
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.38%)	2.14%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 208.2	$ 38.3
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	2.35%	2.14%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.89%)	(0.42%)
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.10%)	0.43%